Exploration and Evaluation Assets (Tables)	12 Months Ended
Dec. 31, 2017
Disclosure of Exploration and Evaluation Assets [Abstract]
Schedule of Expenditures for Exploration and Evaluation Assets

Expenditures for the fiscal year related to exploration and evaluation assets located in Nevada, USA were as follows:

	Railroad-
	Pinion	Lewis Gold	Total
	$	$	$
Balance as at December 31, 2015	74,682,974	-	74,682,974

Property acquisition and staking costs	27,502	-	27,502
Exploration expenses
Claim maintenance fees	247,135	-	247,135
Consulting	2,312,531	-	2,312,531
Data analysis	421,754	-	421,754
Drilling	10,321,270	-	10,321,270
Environmental and permitting	8,221	-	8,221
Geological	722,911	-	722,911
Lease payments	1,292,287	-	1,292,287
Metallurgy	389,766	-	389,766
Sampling and processing	881,118	-	881,118
Site development and reclamation	842,111	-	842,111
Supplies	1,686,103	-	1,686,103
Travel	34,290	-	34,290
Vehicle	43,163	-	43,163
	19,230,162	-	19,230,162

Balance as at December 31, 2016	93,913,136	-	93,913,136

Property acquisition and staking costs	253,744	35,745,391	35,999,135
Exploration expenses
Claim maintenance fees	369,925	79,138	449,063
Consulting	2,361,902	234,684	2,596,586
Data analysis	498,200	22,482	520,682
Drilling	11,834,010	1,299,403	13,133,413
Environmental and permitting	275,885	4,648	280,533
Equipment rental	78,392	1,849	80,241
Geological	997,238	15,275	1,012,513
Lease payments	1,487,916	109,563	1,597,479
Metallurgy	909,757	-	909,757
Sampling and processing	1,141,491	28,386	1,169,877
Site development and reclamation	1,293,953	149,086	1,443,039
Supplies	1,278,358	2,722	1,281,080
Vehicle	49,341	-	49,341
	22,830,112	37,692,627	60,522,739

Balance as at December 31, 2017	116,743,248	37,692,627	154,435,875

Schedule of Annual Lease Payments

During the period from January 2014 to February 2017, the Company entered into certain amendments to existing mining lease agreements to include additional mineral properties for additional annual lease payments. These leases are subject to total annual lease payments for the next 5 years in US$ as follows:

Year	US$
2018	265,895
2019	269,789
2020	293,872
2021	31,150
2022 and onward	-

Schedule of Payment Requirements

Payment requirements from 2018 to 2022 under the above agreements are approximately as follows:

	Total	Total
	Work	Lease
	commitment	payment	Total
	US$	US$	US$
2018	1,500,000	1,024,000	2,524,000
2019	1,300,000	1,067,000	2,367,000
2020	1,300,000	1,006,000	2,306,000
2021	1,300,000	755,000	2,055,000
2022	1,300,000	306,000	1,606,000
	6,700,000	4,158,000	10,858,000